Investment In Affiliates - Income Statement (Table) (Details) - Navios Containers - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Revenue	$ 39,188	$ 133,921
Net income	$ 2,638	$ 12,700